Income Taxes - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Unrecognized tax benefits from capital losses		0	0
Income tax expense	11	152	127	220
Income tax operating losses carried forward		1,195
Expiry year of losses carried forward		Beginning in 2015
Loss expiry year of operating losses carried forward recognized as deferred tax asset		2022 thru 2031
Minimum tax credits		40
Expiry year of alternative minimum tax credits		Beginning in 2016
Investment tax credit		35
Expiry year of investment tax credits		Beginning in 2018
Track maintenance credits		47
Expiry year of track maintenance credits		Beginning in 2025
Total amount of accrued interest and penalties expensed		0	15	7
The total amount of accrued interest and penalties associated with unrecognized tax benefit		5	5	20